Employee benefit plans (Information Regarding Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Japan
Change in benefit obligation
Benefit obligation at beginning of year	¥ 2,100,073	¥ 2,019,310
Service cost	93,298	99,838	¥ 88,964
Interest cost	10,514	12,967	13,252
Plan participants' contributions	1,014	974
Plan amendments	(988)	(1,067)
Net actuarial (gain) loss	(48,602)	67,391
Acquisition and other	(55,070)	(20,786)
Benefits paid	(48,796)	(78,554)
Benefit obligation at end of year	2,051,443	2,100,073	2,019,310
Change in plan assets
Balance at beginning of year	1,600,491	1,612,879
Actual return on plan assets	(70,503)	3,208
Acquisition and other	(41,105)	(13,705)
Employer contributions	38,144	41,276
Plan participants' contributions	1,014	974
Benefits paid	(15,010)	(44,141)
Balance at end of year	1,513,031	1,600,491	1,612,879
Funded status	538,412	499,582
Foreign Plans
Change in benefit obligation
Benefit obligation at beginning of year	1,186,897	1,097,981
Service cost	46,869	46,930	35,887
Interest cost	40,335	40,708	37,817
Plan participants' contributions	2,018	1,045
Plan amendments	3,308	13
Net actuarial (gain) loss	(2,865)	7,755
Acquisition and other	(28,548)	21,634
Benefits paid	(40,200)	(29,169)
Benefit obligation at end of year	1,207,814	1,186,897	1,097,981
Change in plan assets
Balance at beginning of year	882,784	815,483
Actual return on plan assets	13,421	59,237
Acquisition and other	(28,068)	12,696
Employer contributions	29,407	18,952
Plan participants' contributions	2,018	1,045
Benefits paid	(30,661)	(24,629)
Balance at end of year	868,901	882,784	¥ 815,483
Funded status	¥ 338,913	¥ 304,113